Warrants And Options (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Notes to Financial Statements
Derivative liability restated	$ 6,446,068	$ 6,446,068
Loss on derivative liability	4,130,562
Options expired		$ 10,000